INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INVENTORY
INVENTORY

NOTE 4 – INVENTORY

As of September 30, 2023, and December 31, 2022, inventory, which consists primarily of the Company’s raw materials, finished products and packaging is stated at the following amounts:

	September 30,	December 31,
	2023	2022

Finished goods	$564,778	$109,879
Raw materials and labor (Net of obsolescence allowance)	344,972	535,253
Total inventory at cost less obsolescence allowance	$909,750	$645,132

The Company identified a potential for obsolescence in particular raw materials and provided an allowance for this risk in full in the year ended December 31, 2020. As of September 30, 2023, and December 31, 2022, and 2021, respectively, this allowance remains unchanged. This obsolescence allowance is continually re-evaluated and adjusted as necessary.

NOTE 4 – INVENTORY

As of December 31, 2022, and December 31, 2021, inventory, which consists primarily of the Company’s raw materials, finished products and packaging is stated at the following amounts:

	December 31,	December 31,
	2022	2021

Finished goods	$109,879	$41,088
Raw materials (Net of obsolescence allowance)	535,253	157,848
Total inventory at cost less obsolescence allowance	$645,132	$198,936

The Company identified a potential for obsolescence in particular raw materials and provided an allowance for this risk in full in the year ended December 31, 2020. As of December 31, 2022, and 2021, respectively, this allowance remains unchanged. This obsolescence allowance is continually re-evaluated and adjusted as necessary.